Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of provision for income taxesSummary of provision for income taxes

The provision for income taxes consists of the following (in thousands):

	Year Ended December 31, 2018	Year Ended December 31, 2019
Current provision:
Federal	$(1,319)	$(638)
State	324	(104)

	(995)	(742)

Deferred expense:
Federal	5,163	36
State	1,082	—

	6,245	36

Income tax expense (benefit) from continuing operations	5,250	(706)

Net income tax provision	$5,250	$(706)

Summary of Components of Income Tax Expense

The components of income tax expense relate to the following (in thousands):

	Year Ended December 31, 2018	Year Ended December 31, 2019
Income tax benefit at U.S. federal statutory rate	$(26,010)	$(31,236)
State income tax benefit, net of federal benefit	(3,223)	(4,538)
Meals and entertainment	306	367
Stock-based compensation	248	(87)
Federal research and development credit	(1,485)	(3,232)
Change in valuation allowance	36,473	38,514
Other	(1,059)	(494)

Total income tax expense	$5,250	$(706)

Summary of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to portions of the deferred tax assets and deferred tax liabilities as of December 31, 2018 and 2019 are presented below (in thousands):

	Year Ended December 31, 2018	Year Ended December 31, 2019
Deferred tax assets:
Net operating losses and carryforwards	$18,907	$51,768
Reserves	9,857	17,287
Intangible assets	4,147	3,982
Accrued expenses	4,329	3,025
Other	979	194

Total deferred tax assets	38,219	76,256

Deferred tax liabilities:
Fixed assets	(1,426)	(1,705)
Prepaid expenses	(150)	(138)
Goodwill	(170)	(205)
Adoption of ASC 606	—	(4,227)

Total deferred tax liabilities	(1,746)	(6,275)

Net deferred tax assets	36,473	69,981
Less: valuation allowance	(36,473)	(70,017)

Net deferred tax assets/liabilities	$—	$(36)